CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues:
Products	$ 101,990	$ 118,561	$ 111,750
Services	37,769	33,018	25,482
Total revenues	139,759	151,579	137,232
Cost of revenues:
Products	47,227	54,349	51,996
Services	9,744	8,243	6,568
Total cost of revenues	56,971	62,592	58,564
Gross profit	82,788	88,987	78,668
Operating expenses:
Research and development, net	27,996	32,275	28,194
Selling and marketing	43,360	45,534	39,279
General and administrative	8,726	7,677	8,456
Total operating expenses	80,082	85,486	75,929
Operating income	2,706	3,501	2,739
Financial income (expenses), net	442	(196)	96
Income before taxes on income	3,148	3,305	2,835
Income tax benefit (expense), net	(2,782)	(3,391)	1,404
Equity in losses of an affiliated company	0	0	(21)
Net income (loss)	$ 366	$ (86)	$ 4,218
Earnings (loss) per share - basic (in dollars per share)	$ 0.01	$ (0.00)	$ 0.11
Earnings (loss) per share - diluted (in dollars per share)	$ 0.01	$ (0.00)	$ 0.11
Weighted average number of shares used in computations of earnings (loss) per share:
Basic (in shares)	40,178,292	42,285,919	38,241,258
Diluted (in shares)	40,564,945	42,285,919	39,096,758